Loans payable (Detail Textuals) $ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Aug. 09, 2017 USD ($)	Mar. 02, 2016 USD ($)	Aug. 07, 2015 USD ($)	Feb. 02, 2015 USD ($)	Jun. 29, 2016 USD ($)	Oct. 17, 2013 USD ($)	May 24, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Aug. 31, 2017 USD ($)	Feb. 08, 2017 USD ($)	May 06, 2016 USD ($)	Feb. 02, 2015 MXN ($)	Jan. 31, 2015 MXN ($)
Disclosure of detailed information about borrowings [line items]
Current borrowings								$ 28,977		$ 29,378
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP")
Disclosure of detailed information about borrowings [line items]
Loan agreement amount							$ 150,000
Financing cost							3,750
Net proceeds from loan agreement							$ 146,250
Borrowing maturity							5 years
Current borrowings								6,141		5,784
Repayments of borrowings, classified as financing activities								6,000		1,500
Borrowing maturity extended			5 years
Amortized cost borrowing effective interest rate			4.71%
Amortization expense of borrowing transaction cost								217		300
Interest payment								2,141		2,084
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras
Disclosure of detailed information about borrowings [line items]
Current borrowings			$ 48,000
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Corona
Disclosure of detailed information about borrowings [line items]
Percentage of acquisition							81.84%
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Tranche 1 quarterly principal repayments beginning in November 2016 Till August 2020 | Dia Bras
Disclosure of detailed information about borrowings [line items]
Current borrowings			24,000
Repayments of borrowings, classified as financing activities			1,500
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Tranche 2 Due in Full August 2020 | Dia Bras
Disclosure of detailed information about borrowings [line items]
Current borrowings			$ 24,000
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							4.50%
Interest rate			3.65%				4.15%
Description of interest rate basis			3M LIBOR				3M LIBOR
Corona Operating Loan with BCP
Disclosure of detailed information about borrowings [line items]
Current borrowings								6,309		6,211
Corona Operating Loan with BCP | Corona | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount						$ 60,000
Percentage of acquisition						81.84%
Borrowing maturity						5 year
Adjustment to interest rate basis						4.50%
Repayments of borrowings, classified as financing activities								6,250		3,750
Interest payment								827		716
Withdrawal period						3 years
Maximum amount of withdrawal during first year						$ 40,000
Maximum amount of withdrawal during second year						30,000
Maximum amount of withdrawal during third year						$ 20,000
Borrowing first payment period due						15 months
Maximum amount of equity balance to be maintain under covenant						$ 30,000
Description of covenant condition						Debt Service Coverage ratio higher than 1.1x, and maintaining a Net Financial Debt/EBITDA ratio lower than 2.0x.
Amount of borrowing withdrawn					$ 5,000
Corona Operating Loan with BCP | LIBOR interest rate | Corona | Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					4.50%
Description of interest rate basis					three months LIBOR
DBP Credit Facility with BCP
Disclosure of detailed information about borrowings [line items]
Current borrowings								15,000		0
DBP Credit Facility with BCP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount	$ 15,000
Borrowing maturity	1 year
DBP Credit Facility with BCP | LIBOR interest rate | Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.95%											1.05%
Amount of borrowing withdrawn	$ 8,000											$ 7,000
Corona Notes payable with Scotiabank and Interbank Peru
Disclosure of detailed information about borrowings [line items]
Current borrowings								0		14,750
Amount of borrowing withdrawn								11
Corona Notes payable with Scotiabank and Interbank Peru | Corona | Scotiabank | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount														$ 15,000
Corona Notes payable with Scotiabank and Interbank Peru | Corona | Interbank | Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount													$ 3,750
Corona Notes payable with Scotiabank and Interbank Peru | LIBOR interest rate | Corona | Scotiabank | Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis													1.90%	1.90%
Other credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings								0		1,179
Other credit facilities | Dia Bras
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities								1,178		2,822
Other credit facilities | Dia Bras | Pre-Export Finance Facility
Disclosure of detailed information about borrowings [line items]
Loan agreement amount		$ 4,000
Borrowing maturity		1 year
Interest rate		5.00%
Amount of borrowing withdrawn		$ 4,000
FIFOMI loan
Disclosure of detailed information about borrowings [line items]
Current borrowings								1,527		1,454
Principal payments								1,588	$ 30,000	1,473	$ 27,500
FIFOMI loan | Dia Bras
Disclosure of detailed information about borrowings [line items]
Loan agreement amount																$ 120,000
Financing cost				$ 124
Net proceeds from loan agreement				7,871
Interest payment								$ 366	$ 6,918	$ 357	$ 6,659
Amount of borrowing withdrawn				$ 7,995											$ 120,000
FIFOMI loan | TIIE
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.00%											3.00%
Borrowing repayment term				4 years